American Century Investments®
Quarterly Portfolio Holdings
Diversified Bond Fund
December 31, 2021

Diversified Bond - Schedule of Investments
DECEMBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 33.0%
U.S. Treasury Bonds, 5.00%, 5/15/37	1,000,000	1,455,898
U.S. Treasury Bonds, 4.50%, 5/15/38	7,500,000	10,489,746
U.S. Treasury Bonds, 3.50%, 2/15/39	80,000	100,388
U.S. Treasury Bonds, 1.125%, 5/15/40	600,000	526,078
U.S. Treasury Bonds, 1.375%, 11/15/40	4,000,000	3,646,562
U.S. Treasury Bonds, 1.875%, 2/15/41	11,000,000	10,891,289
U.S. Treasury Bonds, 2.25%, 5/15/41	400,000	420,375
U.S. Treasury Bonds, 2.00%, 11/15/41	1,000,000	1,011,719
U.S. Treasury Bonds, 3.125%, 11/15/41	4,362,000	5,243,090
U.S. Treasury Bonds, 3.125%, 2/15/42	13,700,000	16,511,176
U.S. Treasury Bonds, 3.00%, 5/15/42	8,000,000	9,476,250
U.S. Treasury Bonds, 2.75%, 11/15/42	4,000,000	4,560,312
U.S. Treasury Bonds, 2.50%, 2/15/45	5,000,000	5,500,586
U.S. Treasury Bonds, 2.75%, 8/15/47	1,000,000	1,164,063
U.S. Treasury Bonds, 3.375%, 11/15/48	32,600,000	42,666,523
U.S. Treasury Bonds, 2.25%, 8/15/49	6,600,000	7,066,383
U.S. Treasury Bonds, 2.375%, 11/15/49	5,000,000	5,494,531
U.S. Treasury Bonds, 2.00%, 2/15/50	2,000,000	2,032,266
U.S. Treasury Bonds, 2.375%, 5/15/51	11,000,000	12,153,281
U.S. Treasury Bonds, 2.00%, 8/15/51	43,000,000	43,846,562
U.S. Treasury Bonds, 1.875%, 11/15/51	1,000,000	992,344
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	6,397,860	6,899,329
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	5,624,528	6,306,466
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	1,294,944	1,449,951
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/31	3,096,900	3,484,148
U.S. Treasury Notes, 0.125%, 6/30/22(1)	5,000,000	4,998,170
U.S. Treasury Notes, 0.125%, 12/31/22	15,000,000	14,954,448
U.S. Treasury Notes, 0.125%, 8/31/23	41,000,000	40,642,851
U.S. Treasury Notes, 0.50%, 11/30/23	20,000,000	19,925,000
U.S. Treasury Notes, 0.375%, 4/15/24	45,000,000	44,553,515
U.S. Treasury Notes, 0.75%, 11/15/24	85,000,000	84,535,156
U.S. Treasury Notes, 1.00%, 12/15/24	50,000,000	50,060,547
U.S. Treasury Notes, 1.125%, 2/28/25	7,400,000	7,427,172
U.S. Treasury Notes, 1.25%, 11/30/26	17,000,000	16,992,031
U.S. Treasury Notes, 1.125%, 2/28/27	21,000,000	20,839,219
U.S. Treasury Notes, 0.625%, 3/31/27	40,000,000	38,673,438
U.S. Treasury Notes, 0.50%, 8/31/27	32,000,000	30,541,250
U.S. Treasury Notes, 1.25%, 3/31/28	17,000,000	16,852,578
U.S. Treasury Notes, 1.25%, 4/30/28	10,600,000	10,506,008
U.S. Treasury Notes, 1.25%, 9/30/28	2,000,000	1,977,188
U.S. Treasury Notes, 1.375%, 10/31/28	3,000,000	2,988,750
U.S. Treasury Notes, 1.50%, 11/30/28	45,000,000	45,189,844
TOTAL U.S. TREASURY SECURITIES (Cost $639,777,842)		655,046,481
CORPORATE BONDS — 29.4%
Aerospace and Defense — 0.5%
Boeing Co. (The), 2.20%, 2/4/26	2,240,000	2,241,290
Boeing Co. (The), 3.625%, 2/1/31	3,020,000	3,224,203
Boeing Co. (The), 5.81%, 5/1/50	1,085,000	1,472,027

Raytheon Technologies Corp., 4.125%, 11/16/28	2,556,000	2,861,544
		9,799,064
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 2.65%, 7/15/31(2)	1,643,000	1,625,083
Airlines — 0.3%
American Airlines Pass Through Trust, Series 2021-1, Class A, 2.875%, 1/11/36	840,000	835,640
British Airways Pass Through Trust, Series 2021-1, Class A, 2.90%, 9/15/36(2)	1,823,825	1,823,702
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(2)	2,667,000	2,914,449
		5,573,791
Auto Components — 0.1%
Aptiv plc, 3.10%, 12/1/51	1,400,000	1,336,058
Automobiles — 0.6%
General Motors Co., 5.15%, 4/1/38	1,668,000	2,014,026
General Motors Financial Co., Inc., 2.75%, 6/20/25	4,027,000	4,158,683
General Motors Financial Co., Inc., 2.70%, 8/20/27	1,190,000	1,211,367
General Motors Financial Co., Inc., 2.40%, 10/15/28	2,205,000	2,200,628
Toyota Motor Credit Corp., MTN, 1.90%, 4/6/28	2,050,000	2,055,817
		11,640,521
Banks — 3.9%
Banco Santander SA, 5.18%, 11/19/25	1,800,000	2,005,509
Banco Santander SA, VRN, 1.72%, 9/14/27	1,400,000	1,375,316
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	3,396,000	3,274,579
Bank of America Corp., VRN, 3.42%, 12/20/28	3,257,000	3,479,602
Bank of America Corp., VRN, 2.57%, 10/20/32	4,549,000	4,574,163
Bank of America Corp., VRN, 2.48%, 9/21/36	1,330,000	1,289,736
Bank of Ireland Group plc, VRN, 2.03%, 9/30/27(2)	2,105,000	2,069,476
Barclays plc, 4.84%, 5/9/28	1,785,000	1,967,798
Barclays plc, VRN, 2.28%, 11/24/27	1,515,000	1,518,592
BNP Paribas SA, VRN, 2.82%, 11/19/25(2)	3,980,000	4,098,273
BNP Paribas SA, VRN, 4.375%, 3/1/33(2)	1,810,000	1,964,869
Citigroup, Inc., VRN, 0.78%, 10/30/24	4,795,000	4,768,456
Citigroup, Inc., VRN, 3.52%, 10/27/28	5,572,000	5,981,507
Commonwealth Bank of Australia, VRN, 3.61%, 9/12/34(2)	2,120,000	2,218,752
FNB Corp., 2.20%, 2/24/23	2,813,000	2,837,527
HSBC Holdings plc, 4.25%, 3/14/24	3,845,000	4,062,265
HSBC Holdings plc, VRN, 2.80%, 5/24/32	1,320,000	1,325,478
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	1,505,000	1,488,046
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	7,683,000	7,624,686
JPMorgan Chase & Co., VRN, 3.16%, 4/22/42	1,975,000	2,065,526
National Australia Bank Ltd., 2.33%, 8/21/30(2)	1,340,000	1,285,221
National Australia Bank Ltd., 2.99%, 5/21/31(2)	621,000	623,457
Societe Generale SA, 5.00%, 1/17/24(2)	4,690,000	4,994,500
Societe Generale SA, VRN, 1.79%, 6/9/27(2)	1,720,000	1,684,098
Truist Bank, VRN, 2.64%, 9/17/29	1,710,000	1,758,849
US Bancorp, VRN, 2.49%, 11/3/36	2,020,000	2,014,448
Wells Fargo & Co., VRN, 3.07%, 4/30/41	2,900,000	2,980,030
Westpac Banking Corp., VRN, 2.89%, 2/4/30	975,000	996,217
Westpac Banking Corp., VRN, 3.02%, 11/18/36	1,075,000	1,063,842
		77,390,818
Beverages — 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	2,382,000	3,017,628
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	3,391,000	3,950,464
		6,968,092
Biotechnology — 0.3%
AbbVie, Inc., 3.20%, 11/21/29	3,106,000	3,324,351

AbbVie, Inc., 4.40%, 11/6/42	680,000	813,232
Amgen, Inc., 1.65%, 8/15/28	2,530,000	2,481,273
		6,618,856
Building Products†
Lennox International, Inc., 1.70%, 8/1/27	544,000	534,984
Capital Markets — 3.1%
Bain Capital Specialty Finance, Inc., 2.95%, 3/10/26	1,028,000	1,025,864
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	4,321,000	4,202,072
Blackstone Secured Lending Fund, 2.85%, 9/30/28(2)	1,360,000	1,326,908
Blue Owl Finance LLC, 3.125%, 6/10/31(2)	697,000	682,792
Blue Owl Finance LLC, 4.125%, 10/7/51(2)	2,037,000	2,050,319
Deutsche Bank AG, VRN, 3.96%, 11/26/25	2,965,000	3,133,093
Deutsche Bank AG, VRN, 2.31%, 11/16/27	1,681,000	1,681,240
Deutsche Bank AG, VRN, 4.30%, 5/24/28	1,891,000	1,943,419
FS KKR Capital Corp., 3.125%, 10/12/28	2,880,000	2,867,667
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	1,317,000	1,389,375
Goldman Sachs Group, Inc. (The), VRN, 2.91%, 6/5/23	6,290,000	6,343,051
Goldman Sachs Group, Inc. (The), VRN, 1.95%, 10/21/27	1,875,000	1,867,605
Goldman Sachs Group, Inc. (The), VRN, 2.91%, 7/21/42	2,160,000	2,151,571
Golub Capital BDC, Inc., 2.50%, 8/24/26	784,000	771,296
Hercules Capital, Inc., 2.625%, 9/16/26	1,411,000	1,399,986
Main Street Capital Corp., 3.00%, 7/14/26	1,381,000	1,386,498
Moody's Corp., 3.10%, 11/29/61	1,010,000	1,004,288
Morgan Stanley, MTN, VRN, 2.24%, 7/21/32	772,000	755,896
Morgan Stanley, VRN, 1.59%, 5/4/27	5,643,000	5,590,350
Morgan Stanley, VRN, 2.48%, 9/16/36	2,437,000	2,349,282
Owl Rock Core Income Corp., 3.125%, 9/23/26(2)	3,433,000	3,318,353
Owl Rock Technology Finance Corp., 6.75%, 6/30/25(2)	1,460,000	1,632,092
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(2)	1,021,000	1,052,801
Owl Rock Technology Finance Corp., 2.50%, 1/15/27	2,076,000	2,034,362
Prospect Capital Corp., 5.875%, 3/15/23	2,949,000	3,077,643
Prospect Capital Corp., 3.71%, 1/22/26	2,025,000	2,061,316
Prospect Capital Corp., 3.44%, 10/15/28	1,960,000	1,887,551
UBS Group AG, VRN, 1.49%, 8/10/27(2)	2,005,000	1,956,951
		60,943,641
Chemicals — 0.1%
International Flavors & Fragrances, Inc., 1.83%, 10/15/27(2)	988,000	970,646
Westlake Chemical Corp., 2.875%, 8/15/41	720,000	701,842
		1,672,488
Commercial Services and Supplies — 0.2%
Republic Services, Inc., 2.30%, 3/1/30	1,186,000	1,190,345
Republic Services, Inc., 2.375%, 3/15/33	894,000	890,939
Waste Connections, Inc., 2.60%, 2/1/30	590,000	602,648
Waste Connections, Inc., 2.95%, 1/15/52	1,064,000	1,050,057
		3,733,989
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.35%, 1/15/32	2,168,000	2,107,435
Construction Materials — 0.1%
Eagle Materials, Inc., 2.50%, 7/1/31	1,476,000	1,457,851
Consumer Finance — 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28	1,878,000	1,906,017
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	800,000	815,489
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.85%, 10/29/41	434,000	452,867
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(2)	1,218,000	1,291,987

Avolon Holdings Funding Ltd., 4.375%, 5/1/26(2)	90,000	96,531
Avolon Holdings Funding Ltd., 2.75%, 2/21/28(2)	2,327,000	2,284,934
SLM Corp., 3.125%, 11/2/26	2,379,000	2,358,659
		9,206,484
Containers and Packaging — 0.1%
Berry Global, Inc., 1.57%, 1/15/26	1,090,000	1,067,819
WRKCo, Inc., 3.00%, 9/15/24	1,151,000	1,200,546
		2,268,365
Diversified Consumer Services — 0.2%
Novant Health, Inc., 3.17%, 11/1/51	1,545,000	1,625,232
Pepperdine University, 3.30%, 12/1/59	2,443,000	2,608,007
		4,233,239
Diversified Financial Services — 0.6%
Antares Holdings LP, 2.75%, 1/15/27(2)	1,176,000	1,153,226
Blackstone Private Credit Fund, 2.625%, 12/15/26(2)	2,036,000	1,986,092
Blackstone Private Credit Fund, 3.25%, 3/15/27(2)	2,086,000	2,108,824
Block Financial LLC, 3.875%, 8/15/30	1,150,000	1,231,788
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	1,259,000	1,504,507
PG&E Energy Recovery Funding LLC, 2.82%, 7/15/48	3,625,000	3,612,492
		11,596,929
Diversified Telecommunication Services — 1.0%
AT&T, Inc., 2.55%, 12/1/33	2,993,000	2,930,754
AT&T, Inc., 3.55%, 9/15/55	3,011,000	3,027,013
British Telecommunications plc, 3.25%, 11/8/29(2)	1,345,000	1,376,316
Ooredoo International Finance Ltd., 2.625%, 4/8/31(2)	1,200,000	1,207,352
Ooredoo International Finance Ltd., MTN, 3.25%, 2/21/23	1,003,000	1,029,400
Telefonica Emisiones SA, 4.90%, 3/6/48	3,270,000	3,942,676
Verizon Communications, Inc., 4.33%, 9/21/28	1,542,000	1,753,219
Verizon Communications, Inc., 1.75%, 1/20/31	1,620,000	1,535,200
Verizon Communications, Inc., 2.65%, 11/20/40	1,444,000	1,374,576
Verizon Communications, Inc., 2.99%, 10/30/56	1,065,000	1,010,491
		19,186,997
Electric Utilities — 1.7%
AEP Texas, Inc., 2.10%, 7/1/30	1,998,000	1,924,270
Alfa Desarrollo SpA, 4.55%, 9/27/51(2)	800,000	790,896
Baltimore Gas and Electric Co., 2.25%, 6/15/31	1,147,000	1,149,159
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	1,658,000	1,755,552
Commonwealth Edison Co., 3.20%, 11/15/49	1,387,000	1,464,276
Duke Energy Carolinas LLC, 2.55%, 4/15/31	773,000	794,322
Duke Energy Corp., 2.55%, 6/15/31	750,000	751,515
Duke Energy Florida LLC, 1.75%, 6/15/30	1,381,000	1,326,899
Duke Energy Florida LLC, 3.85%, 11/15/42	933,000	1,049,238
Duke Energy Progress LLC, 2.00%, 8/15/31	2,110,000	2,063,518
Duke Energy Progress LLC, 4.15%, 12/1/44	1,653,000	1,946,734
Entergy Arkansas LLC, 2.65%, 6/15/51	1,038,000	967,432
Exelon Corp., 4.45%, 4/15/46	807,000	966,350
Florida Power & Light Co., 4.125%, 2/1/42	863,000	1,029,243
Florida Power & Light Co., 2.875%, 12/4/51	780,000	793,065
Indiana Michigan Power Co., 3.25%, 5/1/51	764,000	787,305
MidAmerican Energy Co., 4.40%, 10/15/44	1,442,000	1,769,863
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	1,173,000	1,271,654
Northern States Power Co., 3.20%, 4/1/52	1,250,000	1,329,326
Pacific Gas and Electric Co., 4.20%, 6/1/41	805,000	811,529
PacifiCorp, 3.30%, 3/15/51	1,308,000	1,359,237

PacifiCorp, 2.90%, 6/15/52	950,000	934,708
Public Service Co. of Colorado, 1.875%, 6/15/31	1,655,000	1,610,597
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	2,085,000	1,956,373
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	770,000	847,244
Xcel Energy, Inc., 3.40%, 6/1/30	1,474,000	1,583,329
		33,033,634
Energy Equipment and Services — 0.1%
Halliburton Co., 2.92%, 3/1/30	1,500,000	1,544,791
Entertainment — 0.2%
Netflix, Inc., 3.625%, 6/15/25(2)	403,000	425,107
Netflix, Inc., 4.875%, 4/15/28	2,829,000	3,229,940
		3,655,047
Equity Real Estate Investment Trusts (REITs) — 1.9%
Broadstone Net Lease LLC, 2.60%, 9/15/31	1,132,000	1,100,043
Corporate Office Properties LP, 2.00%, 1/15/29	2,250,000	2,165,365
Crown Castle International Corp., 3.30%, 7/1/30	1,590,000	1,679,044
CubeSmart LP, 2.25%, 12/15/28	911,000	911,894
EPR Properties, 4.75%, 12/15/26	1,386,000	1,482,186
EPR Properties, 4.95%, 4/15/28	3,254,000	3,514,059
EPR Properties, 3.60%, 11/15/31	801,000	793,328
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	1,830,000	2,040,212
LXP Industrial Trust, 2.375%, 10/1/31	2,840,000	2,728,199
National Health Investors, Inc., 3.00%, 2/1/31	3,700,000	3,573,748
Office Properties Income Trust, 2.40%, 2/1/27	1,667,000	1,614,700
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31	1,081,000	1,052,957
Physicians Realty LP, 2.625%, 11/1/31	1,960,000	1,959,778
Piedmont Operating Partnership LP, 2.75%, 4/1/32	1,755,000	1,720,234
Rexford Industrial Realty LP, 2.15%, 9/1/31	1,993,000	1,883,943
Sabra Health Care LP, 3.20%, 12/1/31	3,698,000	3,617,864
STORE Capital Corp., 4.625%, 3/15/29	787,000	882,967
STORE Capital Corp., 2.70%, 12/1/31	960,000	939,821
Tanger Properties LP, 2.75%, 9/1/31	4,060,000	3,946,707
		37,607,049
Food and Staples Retailing — 0.1%
Sysco Corp., 5.95%, 4/1/30	2,237,000	2,795,033
Food Products — 0.3%
JDE Peet's NV, 2.25%, 9/24/31(2)	2,224,000	2,142,011
Kraft Heinz Foods Co., 5.00%, 6/4/42	1,764,000	2,199,116
Mondelez International, Inc., 2.75%, 4/13/30	2,376,000	2,451,175
		6,792,302
Gas Utilities — 0.1%
Infraestructura Energetica Nova SAB de CV, 4.75%, 1/15/51(2)	2,181,000	2,165,242
Health Care Equipment and Supplies — 0.5%
Baxter International, Inc., 1.92%, 2/1/27(2)	2,347,000	2,357,040
Baxter International, Inc., 2.54%, 2/1/32(2)	3,400,000	3,438,565
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	4,250,000	4,240,544
		10,036,149
Health Care Providers and Services — 1.4%
Centene Corp., 2.45%, 7/15/28	2,650,000	2,614,331
Centene Corp., 4.625%, 12/15/29	1,151,000	1,243,299
Centene Corp., 3.375%, 2/15/30	2,165,000	2,208,419
CVS Health Corp., 1.75%, 8/21/30	1,710,000	1,631,530
CVS Health Corp., 4.78%, 3/25/38	848,000	1,034,051
Duke University Health System, Inc., 3.92%, 6/1/47	872,000	1,038,561

HCA, Inc., 2.375%, 7/15/31	2,650,000	2,611,670
HCA, Inc., 3.50%, 7/15/51	1,590,000	1,624,768
Humana, Inc., 2.15%, 2/3/32	5,394,000	5,221,851
Kaiser Foundation Hospitals, 3.00%, 6/1/51	1,025,000	1,057,448
Roche Holdings, Inc., 2.61%, 12/13/51(2)	3,040,000	2,991,172
Universal Health Services, Inc., 1.65%, 9/1/26(2)	2,040,000	2,004,445
Universal Health Services, Inc., 2.65%, 10/15/30(2)	1,998,000	1,984,691
		27,266,236
Hotels, Restaurants and Leisure — 0.1%
Marriott International, Inc., 3.50%, 10/15/32	1,755,000	1,840,468
Household Durables — 0.2%
D.R. Horton, Inc., 2.50%, 10/15/24	1,998,000	2,057,579
Safehold Operating Partnership LP, 2.85%, 1/15/32	2,153,000	2,112,919
		4,170,498
Insurance — 1.3%
Assured Guaranty US Holdings, Inc., 3.60%, 9/15/51	1,305,000	1,360,316
Athene Global Funding, 1.99%, 8/19/28(2)	3,543,000	3,445,525
Athene Global Funding, 2.67%, 6/7/31(2)	616,000	610,946
Brighthouse Financial Global Funding, 2.00%, 6/28/28(2)	1,414,000	1,391,698
Equitable Financial Life Global Funding, 1.80%, 3/8/28(2)	1,520,000	1,495,849
Global Atlantic Fin Co., 3.125%, 6/15/31(2)	1,175,000	1,164,334
Guardian Life Global Funding, 1.625%, 9/16/28(2)	2,205,000	2,137,050
Hill City Funding Trust, 4.05%, 8/15/41(2)	3,054,000	2,959,110
Principal Life Global Funding II, 1.50%, 11/17/26(2)	6,110,000	6,012,953
Sammons Financial Group, Inc., 3.35%, 4/16/31(2)	453,000	456,920
SBL Holdings, Inc., 5.125%, 11/13/26(2)	1,580,000	1,720,485
Stewart Information Services Corp., 3.60%, 11/15/31	2,330,000	2,361,810
		25,116,996
Internet and Direct Marketing Retail — 0.2%
Amazon.com, Inc., 2.875%, 5/12/41	3,980,000	4,140,813
IT Services — 0.2%
Fiserv, Inc., 2.65%, 6/1/30	1,805,000	1,833,620
Global Payments, Inc., 2.15%, 1/15/27	1,800,000	1,808,187
		3,641,807
Life Sciences Tools and Services — 0.2%
Danaher Corp., 2.80%, 12/10/51	1,470,000	1,453,354
Illumina, Inc., 2.55%, 3/23/31	2,730,000	2,732,176
		4,185,530
Machinery — 0.1%
Cummins, Inc., 2.60%, 9/1/50	1,164,000	1,075,482
Media — 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 6/1/41	1,658,000	1,619,428
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	3,045,000	3,540,509
Comcast Corp., 3.75%, 4/1/40	2,107,000	2,363,321
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(2)	1,125,000	1,153,350
Discovery Communications LLC, 4.65%, 5/15/50	1,190,000	1,399,616
Time Warner Cable LLC, 4.50%, 9/15/42	3,065,000	3,348,744
ViacomCBS, Inc., 4.20%, 6/1/29	1,320,000	1,468,445
ViacomCBS, Inc., 4.375%, 3/15/43	1,115,000	1,271,407
		16,164,820
Metals and Mining — 0.5%
Glencore Funding LLC, 2.625%, 9/23/31(2)	2,120,000	2,062,380
Minera Mexico SA de CV, 4.50%, 1/26/50(2)	3,347,000	3,662,036
Steel Dynamics, Inc., 3.45%, 4/15/30	1,000,000	1,069,646

Teck Resources Ltd., 6.25%, 7/15/41	1,780,000	2,365,502
		9,159,564
Multi-Utilities — 0.8%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(2)	1,550,000	1,536,282
Ameren Corp., 1.95%, 3/15/27	900,000	903,175
Ameren Corp., 3.50%, 1/15/31	2,115,000	2,284,126
CenterPoint Energy, Inc., 4.25%, 11/1/28	1,881,000	2,091,755
CenterPoint Energy, Inc., 2.65%, 6/1/31	1,386,000	1,406,293
Dominion Energy, Inc., 2.25%, 8/15/31	1,010,000	987,387
Dominion Energy, Inc., 4.90%, 8/1/41	1,337,000	1,649,439
NiSource, Inc., 5.65%, 2/1/45	1,415,000	1,915,198
Sempra Energy, 3.25%, 6/15/27	1,483,000	1,565,385
WEC Energy Group, Inc., 1.375%, 10/15/27	2,250,000	2,171,464
		16,510,504
Multiline Retail — 0.1%
Dollar Tree, Inc., 2.65%, 12/1/31	2,245,000	2,252,360
Oil, Gas and Consumable Fuels — 2.2%
Aker BP ASA, 3.75%, 1/15/30(2)	2,201,000	2,333,081
Aker BP ASA, 4.00%, 1/15/31(2)	558,000	604,048
BP Capital Markets America, Inc., 3.06%, 6/17/41	1,250,000	1,267,343
Cenovus Energy, Inc., 2.65%, 1/15/32	1,360,000	1,332,091
Continental Resources, Inc., 2.27%, 11/15/26(2)	1,460,000	1,450,590
Continental Resources, Inc., 2.875%, 4/1/32(2)	1,022,000	1,001,243
Diamondback Energy, Inc., 3.50%, 12/1/29	1,730,000	1,836,393
Enbridge, Inc., 3.40%, 8/1/51	1,470,000	1,493,698
Energy Transfer LP, 4.25%, 3/15/23	2,000,000	2,055,658
Energy Transfer LP, 4.90%, 3/15/35	3,027,000	3,430,154
Enterprise Products Operating LLC, 4.85%, 3/15/44	2,102,000	2,536,301
Enterprise Products Operating LLC, 3.30%, 2/15/53	1,027,000	1,023,697
Equinor ASA, 3.25%, 11/18/49	1,021,000	1,084,337
Flex Intermediate Holdco LLC, 3.36%, 6/30/31(2)	890,000	894,786
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(2)	4,000,000	3,990,569
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	1,270,000	1,694,891
Lukoil Capital DAC, 2.80%, 4/26/27(2)	1,700,000	1,677,280
Petroleos Mexicanos, 3.50%, 1/30/23	1,884,000	1,905,317
Petroleos Mexicanos, 6.50%, 3/13/27	524,000	559,690
SA Global Sukuk Ltd., 2.69%, 6/17/31(2)	4,375,000	4,408,810
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	3,080,000	3,421,926
Saudi Arabian Oil Co., 1.625%, 11/24/25(2)	1,000,000	995,820
TransCanada PipeLines Ltd., 2.50%, 10/12/31	1,438,000	1,431,552
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	974,000	1,027,756
		43,457,031
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.10%, 4/30/27(2)	2,225,000	2,253,977
Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co., 2.55%, 11/13/50	1,638,000	1,553,965
Merck & Co., Inc., 1.70%, 6/10/27	1,523,000	1,533,036
Merck & Co., Inc., 2.15%, 12/10/31	1,575,000	1,580,699
Royalty Pharma plc, 2.20%, 9/2/30	1,328,000	1,286,972
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	3,970,000	4,284,782
Viatris, Inc., 4.00%, 6/22/50	735,000	784,563
		11,024,017
Real Estate Management and Development — 0.1%
Essential Properties LP, 2.95%, 7/15/31	2,240,000	2,210,255

Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31(2)	951,000	947,681
		3,157,936
Road and Rail — 0.6%
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	933,000	1,124,097
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	970,000	1,055,722
CSX Corp., 3.25%, 6/1/27	2,100,000	2,253,563
DAE Funding LLC, 1.55%, 8/1/24(2)	1,457,000	1,447,843
DAE Funding LLC, 3.375%, 3/20/28(2)	2,931,000	2,969,469
Union Pacific Corp., 2.40%, 2/5/30	1,360,000	1,387,489
Union Pacific Corp., MTN, 3.55%, 8/15/39	2,366,000	2,627,312
		12,865,495
Semiconductors and Semiconductor Equipment — 0.7%
Broadcom, Inc., 4.75%, 4/15/29	1,370,000	1,560,913
Intel Corp., 2.80%, 8/12/41	2,715,000	2,713,724
Microchip Technology, Inc., 4.25%, 9/1/25	4,771,000	4,955,806
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.30%, 6/18/29(2)	890,000	998,071
Qorvo, Inc., 4.375%, 10/15/29	2,167,000	2,303,250
Qorvo, Inc., 3.375%, 4/1/31(2)	1,525,000	1,554,837
		14,086,601
Software — 0.3%
Autodesk, Inc., 2.40%, 12/15/31	2,572,000	2,567,421
Oracle Corp., 3.60%, 4/1/40	3,130,000	3,144,405
		5,711,826
Specialty Retail — 0.5%
AutoNation, Inc., 1.95%, 8/1/28	1,473,000	1,441,486
Home Depot, Inc. (The), 3.90%, 6/15/47	2,399,000	2,809,709
Home Depot, Inc. (The), 2.375%, 3/15/51	1,650,000	1,520,212
Lowe's Cos., Inc., 2.625%, 4/1/31	3,450,000	3,533,341
		9,304,748
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc., 2.65%, 2/8/51	3,495,000	3,445,232
Dell International LLC / EMC Corp., 4.90%, 10/1/26	2,680,000	3,020,460
Dell International LLC / EMC Corp., 8.10%, 7/15/36	769,000	1,171,917
Dell International LLC / EMC Corp., 3.375%, 12/15/41(2)	1,825,000	1,806,843
Dell International LLC / EMC Corp., 8.35%, 7/15/46	332,000	553,137
HP, Inc., 2.65%, 6/17/31(2)	2,765,000	2,728,883
		12,726,472
Thrifts and Mortgage Finance — 0.1%
Nationwide Building Society, VRN, 4.125%, 10/18/32(2)	2,875,000	3,067,462
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%, 8/11/25(2)	1,808,000	1,989,767
BOC Aviation Ltd., MTN, 1.75%, 1/21/26	1,600,000	1,570,961
		3,560,728
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	1,827,000	1,858,271
Wireless Telecommunication Services — 0.5%
T-Mobile USA, Inc., 4.75%, 2/1/28	3,818,000	4,025,050
T-Mobile USA, Inc., 3.50%, 4/15/31	1,832,000	1,909,146
T-Mobile USA, Inc., 3.40%, 10/15/52(2)	1,375,000	1,371,216
Vodafone Group plc, VRN, 4.125%, 6/4/81	2,210,000	2,191,392
		9,496,804
TOTAL CORPORATE BONDS (Cost $577,028,419)		583,620,378
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 11.6%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 11.6%
FHLMC, 6.00%, 9/1/35	1,393,976	1,609,977

FHLMC, 6.00%, 2/1/38	696,866	808,554
FHLMC, 3.00%, 6/1/51	5,086,645	5,272,832
FHLMC, 3.50%, 6/1/51	2,265,808	2,393,250
FHLMC, 3.00%, 7/1/51	4,949,945	5,131,128
FHLMC, 2.50%, 9/1/51	7,858,581	8,036,375
FHLMC, 2.50%, 9/1/51	8,584,550	8,770,278
FHLMC, 2.50%, 10/1/51	7,541,004	7,709,288
FHLMC, 2.00%, 12/1/51	10,466,043	10,446,732
FHLMC, 2.50%, 12/1/51	5,062,642	5,175,682
FHLMC, 2.50%, 1/1/52	8,650,000	8,836,174
FNMA, 6.00%, 12/1/33	318,028	361,028
FNMA, 3.50%, 3/1/34	1,908,211	2,016,585
FNMA, 6.00%, 9/1/37	734,955	851,728
FNMA, 6.00%, 11/1/37	948,782	1,100,120
FNMA, 4.50%, 4/1/39	931,061	1,032,479
FNMA, 4.50%, 5/1/39	2,662,605	2,952,810
FNMA, 6.50%, 5/1/39	535,946	617,576
FNMA, 4.50%, 10/1/39	4,658,880	5,166,398
FNMA, 4.00%, 8/1/41	3,353,800	3,685,718
FNMA, 3.50%, 10/1/41	3,506,073	3,785,473
FNMA, 3.50%, 2/1/42	2,477,801	2,672,937
FNMA, 3.50%, 6/1/42	10,558,424	11,407,171
FNMA, 3.50%, 8/1/42	3,773,006	4,076,355
FNMA, 4.00%, 11/1/45	1,271,814	1,375,811
FNMA, 3.50%, 7/1/51	10,742,813	11,392,460
FNMA, 2.50%, 11/1/51	8,635,571	8,830,951
FNMA, 2.50%, 12/1/51	14,500,000	14,828,062
FNMA, 2.50%, 1/1/52	8,650,000	8,836,174
FNMA, 4.00%, 6/1/57	2,731,784	3,027,332
FNMA, 4.00%, 11/1/59	2,669,195	2,941,721
GNMA, 2.50%, TBA	18,750,000	19,202,616
GNMA, 3.00%, TBA	5,020,000	5,194,349
GNMA, 7.00%, 11/15/22	178	178
GNMA, 7.00%, 4/20/26	666	722
GNMA, 7.50%, 8/15/26	1,499	1,639
GNMA, 8.00%, 8/15/26	615	664
GNMA, 8.00%, 6/15/27	2,123	2,131
GNMA, 7.00%, 2/15/28	380	381
GNMA, 6.50%, 3/15/28	2,857	3,134
GNMA, 6.50%, 5/15/28	9,601	10,542
GNMA, 7.00%, 5/15/31	9,068	10,410
GNMA, 4.50%, 8/15/33	449,549	504,018
GNMA, 6.00%, 9/20/38	266,844	302,270
GNMA, 5.50%, 11/15/38	497,228	567,699
GNMA, 5.50%, 11/15/38	126,500	139,290
GNMA, 6.00%, 1/20/39	85,471	98,523
GNMA, 4.50%, 4/15/39	581,249	649,713
GNMA, 4.50%, 1/15/40	339,440	381,351
GNMA, 4.00%, 7/15/40	595,639	647,820
GNMA, 4.50%, 12/15/40	1,688,094	1,916,951
GNMA, 3.50%, 6/20/42	2,227,146	2,386,617
GNMA, 3.50%, 6/20/51	4,356,114	4,543,365
GNMA, 3.00%, 7/20/51	2,189,586	2,268,993
GNMA, 3.00%, 8/20/51	2,226,244	2,310,604
GNMA, 2.50%, 9/20/51	6,165,900	6,324,036

GNMA, 3.00%, 9/20/51	4,505,245	4,674,443
GNMA, 3.00%, 10/20/51	4,939,832	5,126,421
GNMA, 3.00%, 11/20/51	5,474,639	5,683,816
UMBS, 2.50%, TBA	12,562,000	12,817,226
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $229,578,065)		230,919,081
COLLATERALIZED LOAN OBLIGATIONS — 7.1%
ABPCI Direct Lending Fund CLO IV Ltd., Series 2017-2A, Class BR, VRN, 2.03%, (3-month LIBOR plus 1.90%), 10/27/33(2)	2,825,000	2,827,571
Aimco CLO Ltd., Series 2019-10A, Class BR, VRN, 1.73%, (3-month LIBOR plus 1.60%), 7/22/32(2)	5,200,000	5,190,190
Anchorage Capital CLO Ltd., Series 2021-19A, Class B1, VRN, 2.01%, (3-month LIBOR plus 1.85%), 10/15/34(2)	3,500,000	3,504,947
Anchorage Credit Opportunities CLO Ltd., Series 2019-1A, Class A1, VRN, 2.08%, (3-month LIBOR plus 1.95%), 1/20/32(2)	4,400,000	4,408,246
Apidos CLO XXVI, Series 2017-26A, Class BR, VRN, 2.07%, (3-month LIBOR plus 1.95%), 7/18/29(2)	2,500,000	2,494,482
ARES LII CLO Ltd., Series 2019-52A, Class BR, VRN, 1.78%, (3-month LIBOR plus 1.65%), 4/22/31(2)	2,650,000	2,651,314
ARES LII CLO Ltd., Series 2019-52A, Class CR, VRN, 2.23%, (3-month LIBOR plus 2.10%), 4/22/31(2)	2,825,000	2,828,654
Ares XL CLO Ltd., Series 2016-40A, Class BRR, VRN, 1.92%, (3-month LIBOR plus 1.80%), 1/15/29(2)	4,300,000	4,291,484
Bain Capital Credit CLO Ltd., Series 2019-2A, Class BR, VRN, 1.72%, (3-month LIBOR plus 1.60%), 10/17/32(2)	2,500,000	2,498,061
BDS Ltd., Series 2021-FL7, Class C, VRN, 1.81%, (1-month LIBOR plus 1.70%), 6/16/36(2)	5,450,000	5,383,731
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 1.15%, (3-month LIBOR plus 1.02%), 4/20/31(2)	2,675,000	2,671,003
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 1.72%, (3-month LIBOR plus 1.60%), 7/15/30(2)	1,925,000	1,924,526
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 2.36%, (3-month LIBOR plus 2.20%), 8/14/30(2)	3,500,000	3,500,761
CarVal CLO III Ltd., Series 2019-2A, Class BR, VRN, 1.73%, (3-month LIBOR plus 1.60%), 7/20/32(2)	2,500,000	2,501,242
Cedar Funding Ltd., Series 2019-10A, Class BR, VRN, 1.73%, (3-month LIBOR plus 1.60%), 10/20/32(2)	2,750,000	2,751,366
Cerberus Loan Funding XXXIII LP, Series 2021-3A, Class A, VRN, 1.68%, (3-month LIBOR plus 1.56%), 7/23/33(2)	4,075,000	4,089,679
Cerberus Loan Funding XXXVI LP, Series 2021-6A, Class A, VRN, 1.55%, (3-month LIBOR plus 1.40%), 11/22/33(2)	4,150,000	4,150,576
Elmwood CLO X Ltd., Series 2021-3A, Class B, VRN, 1.69%, (3-month LIBOR plus 1.60%), 10/20/34(2)	2,700,000	2,694,707
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class BR, VRN, 1.68%, (3-month LIBOR plus 1.55%), 10/20/32(2)	4,725,000	4,716,146
KKR CLO Ltd., Series 2018, Class BR, VRN, 1.72%, (3-month LIBOR plus 1.60%), 7/18/30(2)	2,725,000	2,724,330
KKR CLO Ltd., Series 2022A, Class A, VRN, 1.28%, (3-month LIBOR plus 1.15%), 7/20/31(2)	2,425,000	2,426,963
KKR CLO Ltd., Series 2030A, Class BR, VRN, 2.85%, (3-month LIBOR plus 1.60%), 10/17/31(2)	5,650,000	5,640,961
KREF Ltd., Series 2021-FL2, Class AS, VRN, 1.41%, (1-month LIBOR plus 1.30%), 2/15/39(2)	1,352,000	1,349,034
KREF Ltd., Series 2021-FL2, Class B, VRN, 1.76%, (1-month LIBOR plus 1.65%), 2/15/39(2)	3,700,000	3,694,788
Madison Park Funding XXI Ltd., Series 2016-21A, Class A2RR, VRN, 1.77%, (3-month LIBOR plus 1.65%), 10/15/32(2)	2,700,000	2,694,695
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, VRN, 1.38%, (3-month LIBOR plus 1.26%), 1/15/33(2)	2,000,000	1,998,584
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR, VRN, 1.77%, (3-month LIBOR plus 1.65%), 7/15/33(2)	4,800,000	4,791,318
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 1.56%, (1-month LIBOR plus 1.45%), 10/16/36(2)	6,300,000	6,280,077
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 1.63%, (3-month LIBOR plus 1.50%), 7/19/30(2)	3,975,000	3,944,765
Parallel Ltd., Series 2019-1A, Class BR, VRN, 1.93%, (3-month LIBOR plus 1.80%), 7/20/32(2)	3,975,000	3,967,638
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class BR, VRN, 2.23%, (3-month LIBOR plus 2.10%), 10/20/31(2)	4,025,000	4,014,396
Regata XII Funding Ltd., Series 2019-1A, Class BR, VRN, 1.72%, (3-month LIBOR plus 1.60%), 10/15/32(2)	3,550,000	3,543,186
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 1.32%, (3-month LIBOR plus 1.19%), 10/20/30(2)	2,000,000	1,999,202
Sound Point CLO XXII Ltd., Series 2019-1A, Class BR, VRN, 1.83%, (3-month LIBOR plus 1.70%), 1/20/32(2)	6,650,000	6,646,187
TCW CLO Ltd., Series 2018-1A, Class BR, VRN, 1.78%, (3-month LIBOR plus 1.65%), 4/25/31(2)	4,925,000	4,927,461
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 1.69%, (3-month LIBOR plus 1.57%), 10/18/30(2)	5,000,000	4,991,934
THL Credit Wind River CLO Ltd., Series 2019-3A, Class BR, VRN, 1.77%, (3-month LIBOR plus 1.65%), 4/15/31(2)	2,700,000	2,701,341
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 1.09%, (3-month LIBOR plus 0.97%), 4/25/31(2)	3,400,000	3,398,827
Voya CLO Ltd., Series 2016-4A, Class B2R, VRN, 1.68%, (3-month LIBOR plus 1.55%), 7/20/29(2)	5,000,000	4,996,919
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $141,924,787)		141,811,292
ASSET-BACKED SECURITIES — 7.1%
Aaset Trust, Series 2021-2A, Class A SEQ, 2.80%, 1/15/47(2)	7,375,000	7,339,545
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(2)	3,028,000	2,995,912

Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(2)	4,090,625	4,046,483
CARS-DB5 LP, Series 2021-1A, Class A4 SEQ, 2.76%, 8/15/51(2)	4,100,000	4,065,079
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A SEQ, 2.74%, 8/15/41(2)	3,614,480	3,573,316
Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.46%, 5/11/37	7,371,103	7,413,266
DI Issuer LLC, Series 2021-1A, Class A2 SEQ, 3.72%, 9/15/51(2)	9,050,000	9,028,876
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)	6,456,000	6,295,858
FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, 8/17/38(2)	4,650,000	4,565,522
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(2)	5,300,000	5,187,089
Flexential Issuer, Series 2021-1A, Class A2 SEQ, 3.25%, 11/27/51(2)	8,400,000	8,366,531
Global SC Finance SRL, Series 2021-2A, Class A SEQ, 1.95%, 8/17/41(2)	6,262,050	6,196,216
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(2)	6,232,243	6,483,809
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(2)	3,459,884	3,460,917
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(2)	2,562,815	2,540,050
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A SEQ, 2.64%, 10/15/46(2)	5,903,559	5,884,937
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(2)	8,240,055	8,176,433
Navigator Aircraft ABS Ltd., Series 2021-1, Class A SEQ, 2.77%, 11/15/46(2)	5,695,182	5,688,195
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1 SEQ, 1.91%, 10/20/61(2)	7,600,000	7,463,757
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(2)	9,150,000	9,185,654
Progress Residential Trust, Series 2021-SFR2, Class D, 2.20%, 4/19/38(2)	3,225,000	3,159,460
Progress Residential Trust, Series 2021-SFR3, Class C, 2.09%, 5/17/26(2)	2,800,000	2,762,485
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(2)	4,428,000	4,322,892
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(2)	1,920,524	1,899,004
Slam Ltd., Series 2021-1A, Class A SEQ, 2.43%, 6/15/46(2)	3,075,940	3,023,618
Taco Bell Funding LLC, Series 2021-1A, Class A23 SEQ, 2.54%, 8/25/51(2)	2,600,000	2,550,270
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	2,185,725	2,183,397
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(2)	3,386,050	3,478,014
TOTAL ASSET-BACKED SECURITIES (Cost $141,937,712)		141,336,585
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.8%
Private Sponsor Collateralized Mortgage Obligations — 5.2%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.48%, 3/25/35	936,930	954,008
Angel Oak Mortgage Trust, Series 2021-7, Class A1, VRN, 1.98%, 10/25/66(2)	3,072,285	3,065,510
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 2.80%, 6/25/34	496,931	508,428
Bellemeade Re Ltd., Series 2019-3A, Class B1, VRN, 2.60%, (1-month LIBOR plus 2.50%), 7/25/29(2)	2,100,000	2,103,231
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 2.05%, (1-month LIBOR plus 1.95%), 7/25/29(2)	1,960,000	1,962,529
Bellemeade Re Ltd., Series 2020-2A, Class M1C, VRN, 4.10%, (1-month LIBOR plus 4.00%), 8/26/30(2)	2,490,686	2,513,981
Chase Mortgage Finance Corp., Series 2021-CL1, Class M1, VRN, 1.25%, (SOFR plus 1.20%), 2/25/50(2)	2,043,065	2,049,115
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.94%, 8/25/34	2,361,604	2,423,150
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	19,571	19,064
Credit Suisse First Boston Mortgage-Backed Trust, Series 2004-AR6, Class 2A1, VRN, 2.60%, 10/25/34	30,354	30,446
Credit Suisse Mortgage Trust, Series 2021-NQM3, Class A3 SEQ, VRN, 1.63%, 4/25/66(2)	1,705,345	1,686,916
Credit Suisse Mortgage Trust, Series 2021-RPL3, Class A1 SEQ, VRN, 2.00%, 1/25/60(2)	2,408,174	2,422,543
Deephaven Residential Mortgage Trust, Series 2021-3, Class A3, VRN, 1.55%, 8/25/66(2)	1,753,684	1,735,246
Deephaven Residential Mortgage Trust, Series 2021-4, Class A1, VRN, 1.93%, 11/25/66(2)	4,180,447	4,170,972
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 2.75%, (SOFR plus 2.70%), 10/25/33(2)	2,450,000	2,493,458
Farm Mortgage Trust, Series 2021-1, Class A, VRN, 2.18%, 1/25/51(2)	2,999,641	2,986,059
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.31%, 10/25/34	1,445,236	1,499,551
GCAT Trust, Series 2021-CM2, Class A1 SEQ, VRN, 2.35%, 8/25/66(2)	8,431,525	8,424,405
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.16%, 6/25/34	348,086	346,637
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.60%, 5/25/34	638,100	631,098
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.74%, 1/25/35	722,497	749,186
Home RE Ltd., Series 2020-1, Class M1B, VRN, 3.35%, (1-month LIBOR plus 3.25%), 10/25/30(2)	3,689,000	3,700,986
Home RE Ltd., Series 2021-1 Class M1B, VRN, 1.65%, (1-month LIBOR plus 1.55%), 7/25/33(2)	1,950,000	1,944,162
Imperial Fund Mortgage Trust, Series 2021-NQM4, Class A1, VRN, 2.09%, 1/25/57(2)	2,567,005	2,561,223
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3, VRN, 1.85%, (SOFR plus 1.80%), 3/25/51(2)	3,122,885	3,155,017

JP Morgan Mortgage Trust, Series 2021-12, Class A4 SEQ, VRN, 2.50%, 2/25/52(2)	5,185,416	5,234,558
JP Morgan Mortgage Trust, Series 2021-13, Class A3, VRN, 2.50%, 4/25/52(2)	5,584,785	5,583,170
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.73%, 11/21/34	371,677	376,330
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.11%, 11/25/35	694,513	691,550
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.83%, 2/25/35	863,582	874,631
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.83%, 2/25/35	431,791	438,554
MFA Trust, Series 2021-INV1, Class A3 SEQ, VRN, 1.26%, 1/25/56(2)	2,047,821	2,038,068
MFA Trust, Series 2021-INV2, Class A3 SEQ, VRN, 2.26%, 11/25/56(2)	3,815,038	3,781,858
Oceanview Mortgage Trust, Series 2021-5, Class A4 SEQ, VRN, 2.50%, 10/25/51(2)	4,933,809	4,977,606
PRMI Securitization Trust, Series 2021-1, Class A5, VRN, 2.50%, 4/25/51(2)	4,551,939	4,487,180
PSMC Trust, Series 2021-2, Class A3 SEQ, VRN, 2.50%, 5/25/51(2)	1,909,105	1,930,760
PSMC Trust, Series 2021-3, Class A3 SEQ, VRN, 2.50%, 8/25/51(2)	5,235,520	5,285,137
Sequoia Mortgage Trust, Series 2021-5, Class A4 SEQ, VRN, 2.50%, 7/25/51(2)	2,124,236	2,144,367
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(2)	761,915	770,826
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(2)	2,450,000	2,456,731
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.36%, 7/25/34	853,622	877,031
Verus Securitization Trust, Series 2021-7, Class A1, VRN, 1.83%, 10/25/66(2)	2,881,223	2,877,001
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	183,886	189,129
Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, VRN, 2.50%, 6/25/51(2)	4,028,526	4,064,287
		103,215,695
U.S. Government Agency Collateralized Mortgage Obligations — 1.6%
FHLMC, Series 2014-DN3, Class M3, VRN, 4.10%, (1-month LIBOR plus 4.00%), 8/25/24	990,304	1,009,003
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.35%, (1-month LIBOR plus 3.25%), 5/25/25	350,256	354,068
FHLMC, Series 2016-DNA2, Class M3, VRN, 4.75%, (1-month LIBOR plus 4.65%), 10/25/28	2,056,070	2,131,682
FHLMC, Series 2019-DNA2, Class M2, VRN, 2.55%, (1-month LIBOR plus 2.45%), 3/25/49(2)	1,896,127	1,917,318
FHLMC, Series 2020-DNA3, Class M2, VRN, 3.10%, (1-month LIBOR plus 3.00%), 6/25/50(2)	405,477	406,201
FHLMC, Series 2020-HQA3, Class M2, VRN, 3.70%, (1-month LIBOR plus 3.60%), 7/25/50(2)	117,367	117,883
FHLMC, Series 2021-DNA6, Class M2, VRN, 1.55%, (SOFR plus 1.50%), 10/25/41(2)	8,000,000	8,003,718
FHLMC, Series 3397, Class GF, VRN, 0.61%, (1-month LIBOR plus 0.50%), 12/15/37	474,707	479,321
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	10,785,510	1,903,479
FHLMC, Series 5146, Class DI, IO, 5.50%, 7/25/39	6,357,826	1,191,289
FNMA, Series 2013-C01, Class M2, VRN, 5.35%, (1-month LIBOR plus 5.25%), 10/25/23	1,545,073	1,608,641
FNMA, Series 2014-C01, Class M2, VRN, 4.50%, (1-month LIBOR plus 4.40%), 1/25/24	1,858,041	1,925,781
FNMA, Series 2014-C02, Class 2M2, VRN, 2.70%, (1-month LIBOR plus 2.60%), 5/25/24	807,206	819,340
FNMA, Series 2014-C04, Class 1M2, VRN, 5.00%, (1-month LIBOR plus 4.90%), 11/25/24	1,297,435	1,352,089
FNMA, Series 2015-C04, Class 1M2, VRN, 5.80%, (1-month LIBOR plus 5.70%), 4/25/28	3,887,433	4,100,313
FNMA, Series 2015-C04, Class 2M2, VRN, 5.65%, (1-month LIBOR plus 5.55%), 4/25/28	2,937,524	3,063,652
FNMA, Series 2017-C03, Class 1M2C, VRN, 3.10%, (1-month LIBOR plus 3.00%), 10/25/29	590,000	607,437
GNMA, Series 2007-5, Class FA, VRN, 0.24%, (1-month LIBOR plus 0.14%), 2/20/37	924,336	923,146
		31,914,361
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $134,464,176)		135,130,056
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.3%
BDS Ltd., Series 2021-FL8, Class C, VRN, 1.65%, (1-month LIBOR plus 1.55%), 1/18/36(2)	3,118,000	3,098,921
BDS Ltd., Series 2021-FL8, Class D, VRN, 2.00%, (1-month LIBOR plus 1.90%), 1/18/36(2)	2,100,000	2,083,390
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.54%, 3/9/44(2)	4,600,000	4,675,843
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(2)	5,200,000	5,198,259
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 2.51%, (1-month LIBOR plus 2.40%), 9/15/36(2)	6,000,000	5,960,033
BXMT, Ltd., Series 2020-FL2, Class C, VRN, 1.81%, (SOFR plus 1.76%), 2/15/38(2)	3,500,000	3,503,002
ELP Commercial Mortgage Trust, Series 2021-ELP, Class E, VRN, 2.23%, (1-month LIBOR plus 2.12%), 11/15/38(2)	7,096,000	7,071,831
OPG Trust, Series 2021-PORT, Class E, VRN, 1.64%, (1-month LIBOR plus 1.53%), 10/15/36(2)	6,686,000	6,573,386
PFP Ltd., Series 2019-5, Class B, VRN, 1.76%, (1-month LIBOR plus 1.65%), 4/14/36(2)	2,625,000	2,621,916
PFP Ltd., Series 2021-8, Class C, VRN, 1.91%, (1-month LIBOR plus 1.80%), 8/9/37(2)	5,680,000	5,655,253
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $46,916,248)		46,441,834

MUNICIPAL SECURITIES — 1.9%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	1,039,000	1,554,477
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	1,993,000	2,146,623
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	3,025,000	3,050,553
Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	835,000	845,451
Houston GO, 3.96%, 3/1/47	1,410,000	1,704,102
Los Angeles Community College District GO, 6.75%, 8/1/49	870,000	1,497,638
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	1,075,000	1,506,835
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	935,000	1,334,546
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	2,700,000	2,720,312
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	1,030,000	1,659,871
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	2,215,000	2,259,014
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	550,000	649,292
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	1,210,000	1,795,342
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	525,000	728,918
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	1,045,000	1,126,964
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	1,495,000	2,019,489
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	870,000	1,209,528
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	872,000	1,231,759
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	870,000	959,040
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	870,000	1,174,004
San Jose Redevelopment Agency Successor Agency Tax Allocation, 3.375%, 8/1/34	1,000,000	1,050,535
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	870,000	1,042,945
State of California GO, 4.60%, 4/1/38	870,000	1,002,053
State of California GO, 7.55%, 4/1/39	870,000	1,453,572
State of California GO, 7.30%, 10/1/39	870,000	1,366,297
TOTAL MUNICIPAL SECURITIES (Cost $30,302,013)		37,089,160
U.S. GOVERNMENT AGENCY SECURITIES — 0.8%
FNMA, 0.75%, 10/8/27	8,724,000	8,421,044
FNMA, 6.625%, 11/15/30	4,500,000	6,359,508
Tennessee Valley Authority, 1.50%, 9/15/31	1,500,000	1,479,017
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $15,596,146)		16,259,569
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%
Chile†
Chile Government International Bond, 3.625%, 10/30/42	1,047,000	1,111,270
Panama — 0.1%
Panama Government International Bond, 6.70%, 1/26/36	1,483,000	1,989,882
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	1,431,000	2,017,009
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34	1,605,000	2,232,304
Poland — 0.1%
Republic of Poland Government International Bond, 3.00%, 3/17/23	1,125,000	1,155,895
Uruguay — 0.1%
Uruguay Government International Bond, 4.375%, 10/27/27	855,000	962,952
Uruguay Government International Bond, 4.125%, 11/20/45	899,000	1,070,943
		2,033,895
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $9,063,610)		10,540,255
BANK LOAN OBLIGATIONS(3) — 0.3%
Media — 0.2%
DirecTV Financing, LLC, Term Loan, 8/2/27(4)	2,800,000	2,806,188

Pharmaceuticals — 0.1%
Horizon Therapeutics USA Inc., 2021 Term Loan B, 2.25%, (1-month LIBOR plus 1.75%), 3/15/28	2,507,400	2,502,247
TOTAL BANK LOAN OBLIGATIONS (Cost $5,317,308)		5,308,435
PREFERRED STOCKS†
Banks†
SVB Financial Group, 4.25% (Cost $625,000)	625,000	634,922
TEMPORARY CASH INVESTMENTS — 0.7%
Landesbank Baden-Wuerttemberg, 0.06%, 1/3/22(2)(5)	4,269,000	4,268,973
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00% - 2.375%, 4/30/24 - 5/15/51, valued at $1,722,701), in a joint trading account at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $1,688,548)		1,688,547
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125%, 8/15/44, valued at $5,743,733), at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $5,631,005)		5,631,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,441,863	1,441,863
TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,030,396)		13,030,383
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $1,985,561,722)		2,017,168,431
OTHER ASSETS AND LIABILITIES — (1.5)%		(29,502,368)
TOTAL NET ASSETS — 100.0%		$1,987,666,063

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	452	March 2022	$98,613,688	$6,604
U.S. Treasury 5-Year Notes	149	March 2022	18,025,508	(15,915)
U.S. Treasury Long Bonds	108	March 2022	17,327,250	206,250
U.S. Treasury Ultra Bonds	18	March 2022	3,548,250	(24,176)
			$137,514,696	$172,763
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	145	March 2022	$21,233,438	$(24,892)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$6,500,000	$(552)	$537,645	$537,093
CPURNSA	Receive	1.77%	8/5/24	$24,500,000	(698)	2,031,550	2,030,852
CPURNSA	Receive	2.34%	2/5/26	$4,000,000	120	290,754	290,874
CPURNSA	Receive	2.33%	2/8/26	$21,000,000	628	1,528,532	1,529,160
CPURNSA	Receive	2.30%	2/24/26	$20,500,000	624	1,506,913	1,507,537
CPURNSA	Receive	2.40%	2/9/31	$10,500,000	613	850,717	851,330
					$735	$6,746,111	$6,746,846

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $3,150,667.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $565,895,807, which represented 28.5% of total net assets. Of these securities, 3.3% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(3)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(4)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(5)The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	655,046,481	—
Corporate Bonds	—	583,620,378	—
U.S. Government Agency Mortgage-Backed Securities	—	230,919,081	—
Collateralized Loan Obligations	—	141,811,292	—
Asset-Backed Securities	—	141,336,585	—
Collateralized Mortgage Obligations	—	135,130,056	—
Commercial Mortgage-Backed Securities	—	46,441,834	—
Municipal Securities	—	37,089,160	—
U.S. Government Agency Securities	—	16,259,569	—
Sovereign Governments and Agencies	—	10,540,255	—
Bank Loan Obligations	—	5,308,435	—
Preferred Stocks	—	634,922	—
Temporary Cash Investments	1,441,863	11,588,520	—
	1,441,863	2,015,726,568	—
Other Financial Instruments
Futures Contracts	212,854	—	—
Swap Agreements	—	6,746,846	—
	212,854	6,746,846	—
Liabilities
Other Financial Instruments
Futures Contracts	64,983	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.